Shareholder Report, Holdings (Details) - C000271459	May 31, 2026
81369Y308 | State Street Consumer Staples Select Sector SPDR ETF
Holdings [Line Items]
Percent of Net Asset Value	12.60%
81369Y852 | State Street Communication Services Select Sector SPDR ETF
Holdings [Line Items]
Percent of Net Asset Value	11.00%
81369Y886 | State Street Utilities Select Sector SPDR ETF
Holdings [Line Items]
Percent of Net Asset Value	10.60%
81369Y860 | State Street Real Estate Select Sector SPDR ETF
Holdings [Line Items]
Percent of Net Asset Value	10.10%
81369Y209 | State Street Health Care Select Sector SPDR ETF
Holdings [Line Items]
Percent of Net Asset Value	10.00%
81369Y803 | State Street Technology Select Sector SPDR ETF
Holdings [Line Items]
Percent of Net Asset Value	9.70%
81369Y407 | State Street Consumer Discretionary Select Sector SPDR ETF
Holdings [Line Items]
Percent of Net Asset Value	8.20%
81369Y605 | State Street Financial Select Sector SPDR ETF
Holdings [Line Items]
Percent of Net Asset Value	7.50%
81369Y704 | State Street Industrial Select Sector SPDR ETF
Holdings [Line Items]
Percent of Net Asset Value	7.40%
81369Y506 | State Street Energy Select Sector SPDR ETF
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Materials
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Energy
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Financials
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Technology
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Real Estate
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Utilities
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Communication Services
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	12.60%